Quarterly Holdings Report
for
Fidelity® Value Factor ETF
October 31, 2024
T23-NPRT1-1224
1.9880059.108
Common Stocks - 99.8%
	Shares	Value ($)
BERMUDA - 0.6%
Financials - 0.6%
Insurance - 0.6%
RenaissanceRe Holdings Ltd	19,976	5,241,702
UNITED STATES - 99.2%
Communication Services - 8.7%
Diversified Telecommunication Services - 1.3%
AT&T Inc	262,843	5,924,481
Verizon Communications Inc	139,216	5,865,170
		11,789,651
Interactive Media & Services - 6.5%
Alphabet Inc Class A	206,007	35,249,858
Meta Platforms Inc Class A	43,946	24,942,871
		60,192,729
Media - 0.9%
Comcast Corp Class A	134,967	5,894,009
Paramount Global Class B (b)	248,275	2,716,128
		8,610,137
TOTAL COMMUNICATION SERVICES		80,592,517

Consumer Discretionary - 10.3%
Automobiles - 1.0%
Ford Motor Co	441,740	4,545,504
General Motors Co	111,943	5,682,227
		10,227,731
Broadline Retail - 4.6%
Amazon.com Inc (c)	182,990	34,109,337
eBay Inc	79,744	4,586,077
Macy's Inc	242,263	3,716,314
		42,411,728
Hotels, Restaurants & Leisure - 3.5%
Booking Holdings Inc	1,673	7,823,366
Expedia Group Inc Class A (c)	35,028	5,475,227
Las Vegas Sands Corp	109,983	5,702,619
McDonald's Corp	27,505	8,034,486
Wynn Resorts Ltd	52,271	5,019,060
		32,054,758
Specialty Retail - 1.2%
Home Depot Inc/The	28,569	11,249,044
TOTAL CONSUMER DISCRETIONARY		95,943,261

Consumer Staples - 5.6%
Consumer Staples Distribution & Retail - 2.3%
Albertsons Cos Inc	170,350	3,083,335
Kroger Co/The	70,352	3,923,531
Target Corp	30,094	4,515,304
Walmart Inc	121,471	9,954,548
		21,476,718
Food Products - 0.7%
Archer-Daniels-Midland Co	62,052	3,425,891
Bunge Global SA	33,794	2,839,372
		6,265,263
Household Products - 1.5%
Kimberly-Clark Corp	29,225	3,921,410
Procter & Gamble Co/The	61,032	10,081,266
		14,002,676
Personal Care Products - 0.5%
Kenvue Inc	206,887	4,743,919
Tobacco - 0.6%
Altria Group Inc	94,744	5,159,758
TOTAL CONSUMER STAPLES		51,648,334

Energy - 3.4%
Oil, Gas & Consumable Fuels - 3.4%
Chevron Corp	39,848	5,930,179
Civitas Resources Inc	23,587	1,150,810
ConocoPhillips	34,213	3,747,692
Devon Energy Corp	43,871	1,696,930
EOG Resources Inc	22,116	2,697,267
Exxon Mobil Corp	91,644	10,702,187
Marathon Petroleum Corp	14,707	2,139,427
Murphy Oil Corp	39,667	1,248,717
Valero Energy Corp	15,184	1,970,276
		31,283,485
Financials - 13.3%
Banks - 5.0%
Bank of America Corp	231,655	9,687,812
Bank OZK	100,448	4,394,600
Citigroup Inc	103,373	6,633,445
JPMorgan Chase & Co	71,806	15,935,189
Wells Fargo & Co	139,038	9,026,347
		45,677,393
Consumer Finance - 2.6%
American Express Co	27,758	7,496,881
Capital One Financial Corp	37,400	6,088,346
Discover Financial Services	36,845	5,468,903
Synchrony Financial	98,008	5,404,161
		24,458,291
Financial Services - 4.0%
Berkshire Hathaway Inc Class B (c)	42,118	18,991,849
Jackson Financial Inc	53,214	5,318,739
Visa Inc Class A	44,330	12,849,051
		37,159,639
Insurance - 1.7%
Everest Group Ltd	12,741	4,530,827
Prudential Financial Inc	42,376	5,190,212
The Travelers Companies, Inc.	24,836	6,108,166
		15,829,205
TOTAL FINANCIALS		123,124,528

Health Care - 11.1%
Biotechnology - 2.4%
AbbVie Inc	64,337	13,116,384
Gilead Sciences Inc	104,393	9,272,186
		22,388,570
Health Care Providers & Services - 4.5%
Centene Corp (c)	90,336	5,624,319
Cigna Group/The	23,963	7,543,792
CVS Health Corp	127,162	7,179,567
Elevance Health Inc	15,920	6,459,699
UnitedHealth Group Inc	27,209	15,359,481
		42,166,858
Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co	166,609	9,291,784
Johnson & Johnson	81,607	13,045,695
Merck & Co Inc	100,008	10,232,819
Royalty Pharma PLC Class A	228,172	6,160,644
		38,730,942
TOTAL HEALTH CARE		103,286,370

Industrials - 9.7%
Aerospace & Defense - 0.6%
Lockheed Martin Corp	10,059	5,492,717
Air Freight & Logistics - 1.0%
FedEx Corp	15,608	4,274,251
United Parcel Service Inc Class B	39,397	5,281,562
		9,555,813
Building Products - 0.4%
Owens Corning	20,475	3,619,775
Electrical Equipment - 0.3%
Atkore Inc	27,498	2,358,228
Ground Transportation - 0.6%
Union Pacific Corp	24,928	5,785,041
Industrial Conglomerates - 1.1%
3M Co	37,166	4,774,716
Honeywell International Inc	28,408	5,842,957
		10,617,673
Machinery - 2.9%
AGCO Corp	39,045	3,898,253
Caterpillar Inc	19,073	7,175,263
Cummins Inc	13,720	4,513,606
Deere & Co	14,239	5,762,381
PACCAR Inc	45,233	4,716,897
		26,066,400
Passenger Airlines - 1.3%
Delta Air Lines Inc	94,920	5,431,322
United Airlines Holdings Inc (c)	87,604	6,855,889
		12,287,211
Professional Services - 1.5%
Automatic Data Processing Inc	20,464	5,919,007
Genpact Ltd	104,343	3,982,772
Robert Half Inc	57,050	3,885,676
		13,787,455
TOTAL INDUSTRIALS		89,570,313

Information Technology - 29.8%
IT Services - 3.0%
Accenture Capital Inc Class A	31,046	10,705,282
Cognizant Technology Solutions Corp Class A	94,622	7,057,855
IBM Corporation	50,727	10,486,285
		28,249,422
Semiconductors & Semiconductor Equipment - 10.4%
Intel Corp	300,563	6,468,116
Micron Technology Inc	84,041	8,374,686
NVIDIA Corp	493,385	65,501,793
QUALCOMM Inc	59,645	9,708,417
Skyworks Solutions Inc	63,472	5,558,877
		95,611,889
Software - 8.7%
Microsoft Corp	146,638	59,586,351
Salesforce Inc	43,003	12,529,784
Zoom Video Communications Inc Class A (c)	115,690	8,646,671
		80,762,806
Technology Hardware, Storage & Peripherals - 7.7%
Apple Inc	283,939	64,144,660
Hewlett Packard Enterprise Co	366,323	7,139,635
		71,284,295
TOTAL INFORMATION TECHNOLOGY		275,908,412

Materials - 2.5%
Chemicals - 1.2%
CF Industries Holdings Inc	19,534	1,606,281
Dow Inc	35,622	1,759,014
Linde PLC	11,188	5,103,407
LyondellBasell Industries NV Class A1	17,124	1,487,219
Mosaic Co/The	48,551	1,299,225
		11,255,146
Construction Materials - 0.3%
CRH PLC	27,207	2,596,363
Metals & Mining - 1.0%
Cleveland-Cliffs Inc (b)(c)	92,914	1,206,024
Freeport-McMoRan Inc	53,659	2,415,729
Newmont Corp	45,285	2,057,750
Nucor Corp	12,154	1,723,923
Steel Dynamics Inc	12,390	1,616,895
		9,020,321
TOTAL MATERIALS		22,871,830

Real Estate - 2.6%
Diversified REITs - 0.2%
WP Carey Inc	27,042	1,506,780
Health Care REITs - 0.2%
Alexandria Real Estate Equities Inc	14,307	1,595,946
Hotel & Resort REITs - 0.2%
Host Hotels & Resorts Inc	91,715	1,581,167
Industrial REITs - 0.3%
Prologis Inc	26,713	3,016,966
Office REITs - 0.2%
BXP Inc	21,425	1,725,998
Real Estate Management & Development - 0.4%
CBRE Group Inc Class A (c)	17,114	2,241,421
Jones Lang LaSalle Inc (c)	6,218	1,684,829
		3,926,250
Retail REITs - 0.5%
Realty Income Corp	38,229	2,269,656
Simon Property Group Inc	14,378	2,431,607
		4,701,263
Specialized REITs - 0.6%
Gaming and Leisure Properties Inc	31,812	1,596,644
Public Storage Operating Co	7,201	2,369,561
VICI Properties Inc	60,746	1,929,293
		5,895,498
TOTAL REAL ESTATE		23,949,868

Utilities - 2.2%
Electric Utilities - 1.9%
American Electric Power Co Inc	26,213	2,588,534
Duke Energy Corp	28,803	3,320,122
Exelon Corp	62,425	2,453,302
NextEra Energy Inc	58,067	4,601,810
NRG Energy Inc	26,977	2,438,720
PG&E Corp	130,622	2,641,177
		18,043,665
Gas Utilities - 0.3%
National Fuel Gas Co	30,572	1,850,524
UGI Corp	72,495	1,733,355
		3,583,879
TOTAL UTILITIES		21,627,544

TOTAL UNITED STATES		919,806,462
TOTAL COMMON STOCKS (Cost $806,266,422)		925,048,164

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/21/2024 (f) (Cost $87,755)	5.08	88,000	87,775

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.87	1,593,704	1,594,023
Fidelity Securities Lending Cash Central Fund (g)(h)	4.87	2,384,262	2,384,500
TOTAL MONEY MARKET FUNDS (Cost $3,978,523)			3,978,523

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $810,332,700)	929,114,462
NET OTHER ASSETS (LIABILITIES) - (0.2)% (d)	(1,839,484)
NET ASSETS - 100.0%	927,274,978

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	76	Dec 2024	2,180,630	(7,038)	(7,038)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)	Includes $24,093 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $87,775.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	1,114,392	6,102,913	5,623,282	20,442	-	-	1,594,023	0.0%
Fidelity Securities Lending Cash Central Fund	1,895,050	22,641,267	22,151,817	869	-	-	2,384,500	0.0%
Total	3,009,442	28,744,180	27,775,099	21,311	-	-	3,978,523

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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